SUPPLEMENTAL CASH FLOW INFORMATION - Reconciliation of movements of liabilities to cash flows (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Short-Term Debt
Reconciliation of movements of liabilities to cash flows arising from financing activities
Liabilities arising from financing activities at beginning of period	$ 2,155	$ 3,231
Changes from financing cash flows:
Net issuance (repayment) of commercial paper	1,445	(982)
Unrealized foreign exchange gains	(34)	(94)
Liabilities arising from financing activities at end of period	3,566	2,155
Current Portion of Long-Term Lease Liabilities
Reconciliation of movements of liabilities to cash flows arising from financing activities
Liabilities arising from financing activities at beginning of period	310
Changes from financing cash flows:
Lease liability payments	(335)	(307)
Reclassification of lease obligations	(297)	617
Liabilities arising from financing activities at end of period	272	310
Long-Term Lease Liabilities
Reconciliation of movements of liabilities to cash flows arising from financing activities
Liabilities arising from financing activities at beginning of period	2,621
Changes from financing cash flows:
Reclassification of debt		1,260
Reclassification of lease obligations	297	(617)
New leases	312	1,978
Liabilities arising from financing activities at end of period	2,636	2,621
Current Portion Of Long-Term Debt
Reconciliation of movements of liabilities to cash flows arising from financing activities
Liabilities arising from financing activities at beginning of period		229
Changes from financing cash flows:
Repayment of long-term debt		(188)
Realized foreign exchange losses		7
Unrealized foreign exchange gains	(20)	(10)
Reclassification of debt	(1,433)	(38)
Liabilities arising from financing activities at end of period	1,413
Long-Term Debt
Reconciliation of movements of liabilities to cash flows arising from financing activities
Liabilities arising from financing activities at beginning of period	12,884	13,890
Changes from financing cash flows:
Gross proceeds from issuance of long-term debt	2,651	750
Debt issuance costs	(17)	(5)
Unrealized foreign exchange gains	(258)	(520)
Reclassification of debt	1,433	(1,222)
Deferred financing costs	(15)	(9)
Liabilities arising from financing activities at end of period	13,812	12,884
Partnership Liability
Reconciliation of movements of liabilities to cash flows arising from financing activities
Liabilities arising from financing activities at beginning of period	455	477
Changes from financing cash flows:
Distributions to non-controlling interest	(10)	(7)
Reassessment of partnership liability	9	(15)
Liabilities arising from financing activities at end of period	436	455
Dividends Payable
Changes from financing cash flows:
Dividends paid on common shares	(1,670)	(2,614)
Dividends declared on common shares	$ 1,670	$ 2,614